Ivy Variable Insurance Portfolios

Supplement dated April 13, 2018 to the

Ivy Variable Insurance Portfolios Prospectus

dated April 28, 2017

as supplemented July 14, 2017, August 10, 2017, December 8, 2017, December 29, 2017, February 6, 2018, February 26, 2018 and April 12, 2018

Effective immediately, the following replaces the “Portfolio Managers” section for Ivy VIP Growth:

Portfolio Manager

Bradley M. Klapmeyer, Vice President of IICO, has managed the Portfolio since August 2016.

Effective immediately, the following replaces the “Portfolio Manager” section for Ivy VIP Bond:

Portfolio Managers

Mark G. Beischel, Senior Vice President of IICO, and Susan K. Regan, Senior Vice President of IICO, have managed the Portfolio since April 2018.

Effective immediately, the following replaces the “Portfolio Manager” section for Ivy VIP Balanced:

Portfolio Managers

Matthew A. Hekman, Vice President of IICO, has managed the Portfolio since August 2014, and Mark G. Beischel, Senior Vice President of IICO, and Susan K. Regan, Senior Vice President of IICO, have managed the Portfolio since April 2018.

Effective immediately, the following replaces the first sentence of the first paragraph of the “The Management of the Portfolios — Portfolio Management — Ivy VIP Balanced” section (as supplemented July 14, 2017):

Ivy VIP Balanced: Matthew A. Hekman, Mark G. Beischel and Susan K. Regan are primarily responsible for the day-to-day portfolio management of Ivy VIP Balanced.

Effective immediately, the following replaces the second paragraph of the “The Management of the Portfolios — Portfolio Management — Ivy VIP Balanced” section (as supplemented July 14, 2017):

Mr. Beischel has held his Portfolio responsibilities since April 2018. Biographical information for Mr. Beischel is listed below under The Management of the Portfolios — Portfolio Management — Ivy VIP Global Bond.

Ms. Regan has held her Fund responsibilities since April 2018. Biographical information for Ms. Regan is listed below under The Management of the Portfolios — Portfolio Management — Ivy VIP Limited-Term Bond.

Effective immediately, the following replaces the first paragraph of the “The Management of the Portfolios — Portfolio Management — Ivy VIP Bond” section:

Ivy VIP Bond: Mark G. Beischel and Susan K. Regan are primarily responsible for the day-to-day portfolio management of Ivy VIP Bond. Mr. Beischel has held his Portfolio responsibilities since April 2018. Biographical information for Mr. Beischel is listed below under The Management of the Portfolios — Portfolio Management — Ivy VIP Global Bond.

Ms. Regan has held her Fund responsibilities since April 2018. Biographical information for Ms. Regan is listed below under The Management of the Portfolios — Portfolio Management — Ivy VIP Limited-Term Bond.

Effective immediately, the following replaces the first paragraph of the “The Management of the Portfolios — Portfolio Management — Ivy VIP Growth” section:

Ivy VIP Growth: Bradley M. Klapmeyer is primarily responsible for the day-to-day portfolio management of Ivy VIP Growth.

Supplement	Prospectus	1